RELATED PARTY TRANSACTIONS - Due From And To Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Due from Affiliates
Due from affiliates	$ 886	$ 782
Due to Affiliates
Due to affiliates	261	3
Affiliated Entity
Due from Affiliates
Receivables related to share and cash-based compensation	824	782
Other transactions with related parties	62	0
Due from affiliates	886	782
Due to Affiliates
Borrowings on short-term credit facility	256	0
Other transactions with related parties	5	3
Due to affiliates	$ 261	$ 3